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                         SUNSTONE FINANCIAL GROUP, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 271-5885


November 28, 2000

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

Re:      Wasatch Funds, Inc.
         (33-10451; 811-4920)

Ladies and Gentlemen:

On behalf of Wasatch Funds, Inc. (the "Company"), transmitted for filing is Post-Effective Amendment No. 21 to the Company's Registration Statement on Form N-1A, pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended.

Questions regarding this filing may be directed to the undersigned.

Sincerely,



/s/ Constance Dye Shannon
-------------------------
Senior Counsel